Leases	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Leases
25	Leases

(a)	Amounts recognized in the statement of financial position
The statement of financial position shows the following amounts relating to leases:

	As of December 31,
	2021	2022
Right-of-use assets	RMB’000	RMB’000
Properties	804,990	754,010

Lease liabilities	794,544	748,807

(b)	Amounts recognized in the statement of profit or loss
The statement of profit or loss shows the following amounts relating to leases:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets	604,018	608,889	578,014
Interest expense (included in finance costs)	46,567	38,709	41,402
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	115,741	55,408	37,376
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	26,684	25,550	25,548
The total cash outflow for leases for years ended December 31, 2020, 2021 and 2022 were RMB794 million, RMB713 million and RMB694 million, respectively.

(c)	Movement of right-of-use assets

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Opening net book amount	914,960	973,547	804,990
Additions	697,403	501,663	589,488
Early termination	(34,798)	(61,331)	(62,454)
Depreciation charge	(604,018)	(608,889)	(578,014)

Closing net book amount	973,547	804,990	754,010

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Cost	1,810,222	1,500,951
Accumulated depreciation	(1,005,232)	(746,941)

Net book amount	804,990	754,010